Property, Plant and Equipment (Details) - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	[1]	£ 10,579
Ending balance, property plant and equipment		12,747	£ 10,579	[1]
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		26,003	20,710
Additions		7,365	6,068
On acquisition of subsidiary / business		210	145
Inflation adjustment		16
Disposals		(1,939)	(611)
Disposals costs from subsidiary disposal		343
Transfers		0	0
Effect of foreign exchange translations		300	309
Ending balance, property plant and equipment		31,012	26,003
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(15,424)	(12,126)
Disposals		1,788	577
Disposals costs from subsidiary disposal		(30)
Effect of foreign exchange translations		(157)	(128)
Charge for the year		4,816	4,003
Ending balance, property plant and equipment		(18,265)	(15,424)
Computers and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		4,292
Ending balance, property plant and equipment		5,597	4,292
Computers and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		14,679	12,355
Additions		4,203	2,856
On acquisition of subsidiary / business		143	145
Inflation adjustment		16
Disposals		(1,230)	(494)
Disposals costs from subsidiary disposal		74
Transfers		0	0
Effect of foreign exchange translations		239	183
Ending balance, property plant and equipment		17,498	14,679
Computers and Equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(10,387)	(8,477)
Disposals		1,174	477
Disposals costs from subsidiary disposal		(15)
Effect of foreign exchange translations		(97)	(73)
Charge for the year		2,800	2,460
Ending balance, property plant and equipment		(11,901)	(10,387)
Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		5,130
Ending balance, property plant and equipment		6,827	5,130
Fixtures and Fittings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		10,158	8,171
Additions		2,803	2,055
On acquisition of subsidiary / business		67	0
Inflation adjustment		0
Disposals		(709)	(106)
Disposals costs from subsidiary disposal		269
Transfers		1,193	164
Effect of foreign exchange translations		61	126
Ending balance, property plant and equipment		13,182	10,158
Fixtures and Fittings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(5,028)	(3,629)
Disposals		614	89
Disposals costs from subsidiary disposal		(15)
Effect of foreign exchange translations		(60)	(55)
Charge for the year		2,016	1,543
Ending balance, property plant and equipment		(6,355)	(5,028)
Motor Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		0
Ending balance, property plant and equipment		0	0
Motor Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		9	20
Additions		0	0
On acquisition of subsidiary / business		0	0
Inflation adjustment		0
Disposals		0	(11)
Disposals costs from subsidiary disposal		0
Transfers		0	0
Effect of foreign exchange translations		0	0
Ending balance, property plant and equipment		9	9
Motor Vehicles | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(9)	(20)
Disposals		0	11
Disposals costs from subsidiary disposal		0
Effect of foreign exchange translations		0	0
Charge for the year		0	0
Ending balance, property plant and equipment		(9)	(9)
Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		1,157
Ending balance, property plant and equipment		323	1,157
Fixed Assets in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		1,157	164
Additions		359	1,157
On acquisition of subsidiary / business		0	0
Inflation adjustment		0
Disposals		0	0
Disposals costs from subsidiary disposal		0
Transfers		(1,193)	(164)
Effect of foreign exchange translations		0	0
Ending balance, property plant and equipment		323	1,157
Fixed Assets in Progress | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		0	0
Disposals		0	0
Disposals costs from subsidiary disposal		0
Effect of foreign exchange translations		0	0
Charge for the year		0	0
Ending balance, property plant and equipment		£ 0	£ 0

[1]	(1) See note 3C for additional details